Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2025
Non-controlling interests
Schedule of non-controlling interests

	2025	2024	2023
	$’m	$’m	$’m

At January 1	158.8	237.5	227.2
Non-controlling interests arising on business combinations(a)	—	—	1.9
Non-controlling interests derecognized on disposal (note 31.2)	—	(23.1)	—
Share of loss for the year	(16.8)	(12.2)	(11.6)
Share of other comprehensive income/(loss)	19.5	(43.4)	20.0
At December 31	161.5	158.8	237.5
(a)	Includes non-controlling interests arising on subsequent asset acquisitions on business combination transactions.

Schedule of summarized financial information of subsidiary

Summarized balance sheet is as follows:
	2025	2024
	$’m	$’m

Non-current assets	422.5	406.1
Non-current liabilities	(88.7)	(100.6)
Non-current net assets	333.9	305.5

Current assets	35.6	50.4
Current liabilities	(38.1)	(30.0)
Current net (liabilities)/assets	(2.5)	20.4

Net assets	331.4	325.9

Accumulated non-controlling interests at the end of the year	162.4	159.7

Summarized statement of comprehensive income for the year is as follows:
	2025	2024
	$’m	$’m

Revenue	74.5	76.5
Loss for the year	(34.4)	(27.1)
Other comprehensive income/(loss)	39.9	(89.3)
Total comprehensive income/(loss)	5.5	(116.4)

Loss allocated to non-controlling interests during the year	(16.8)	(13.3)

Summarized statement of cash flows is as follows:
	2025	2024
	$’m	$’m

Cash flows from operating activities	39.7	70.8
Cash flows used in investing activities	(44.6)	(68.6)
Cash flows (used in)/from financing activities	(17.1)	11.3
Net (decrease)/increase in cash and cash equivalents	(22.0)	13.5